Income Taxes, Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other income tax disclosures
Effect of unrecognized tax benefit on income tax expense	$ 37	$ 28	$ 26
Interest expense and penalties related to unrecognized income tax benefits	3	(1)	$ 1
Net accrued interest and penalties, total	$ 19	$ 15
Federal income tax rate	35.00%	35.00%	35.00%
Future tax year
Other income tax disclosures
Federal income tax rate	21.00%
Federal
Operating loss carryforwards
Deferred income tax asset for Federal NOL carryforwards (entities not on Federal return)	$ 14
Other income tax disclosures
All audit periods prior to this year are closed	2013
Federal | Minimum
Operating loss carryforwards
Expiration of NOL carryforwards	Dec. 31, 2018
Federal | Maximum
Operating loss carryforwards
Expiration of NOL carryforwards	Dec. 31, 2037
State
Operating loss carryforwards
NOL carryforwards	$ 2,823
Deferred income tax asset for State NOL carryforwards	$ 153
Other income tax disclosures
All audit periods prior to this year are closed	2013
State | Minimum
Operating loss carryforwards
Expiration of NOL carryforwards	Dec. 31, 2018
State | Maximum
Operating loss carryforwards
Expiration of NOL carryforwards	Dec. 31, 2037